Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill Assets By Business Segment

	January 1,	Goodwill	Impairment	December 31,
(Dollars in thousands)	2011	Acquired	Loss	2011
Community banking	$250,766	$8,570	$—	$259,336
Specialty finance	16,095	—	—	16,095
Wealth management	14,329	15,708	—	30,037

Total	$281,190	$24,278	$—	$305,468

Summary Of Finite-Lived Intangible Assets

	December 31,
(Dollars in thousands)	2011	2010
Specialty finance segment:
Customer list intangibles:
Gross carrying amount	$1,800	$1,800
Accumulated amortization	(460)	(253)

Net carrying amount	$1,340	$1,547

Community banking segment:
Core deposit intangibles:
Gross carrying amount	$35,587	$29,608
Accumulated amortization	(21,457)	(18,580)

Net carrying amount	$14,130	$11,028

Wealth management segment:
Customer list and other intangibles:
Gross carrying amount	$6,790	$3,252
Accumulated amortization	(190)	(3,252)

Net carrying amount	$6,600	$—

Total other intangible assets, net	$22,070	$12,575

Estimated Amortization

Estimated amortization
Estimated - 2012	$4,112
Estimated - 2013	3,898
Estimated - 2014	3,421
Estimated - 2015	1,935
Estimated - 2016	1,422